Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Number of shares previously classified in permanent equity		1,603,979
Maximum
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Threshold net tangible assets	$ 5,000,001	$ 5,000,001